Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0001651308
Registrant Name	BeiGene, Ltd.
Registration File Number	333-281324
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES